Subsequent events	12 Months Ended
Mar. 31, 2021
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events
41. Subsequent events

Please refer to Notes 6, 20 and 33 of these consolidated financial statements for the details of subsequent events relating to the business transfer agreement with Wockhardt Limited, proposed dividend and contingencies, respectively.

On June 3, 2021, the Company allotted 43,083 equity shares to various employees with an exercise price of Rs.5 each (34,610 equity shares for Rs.5 each pursuant to the DRL 2002 Plan and 8,473 equity shares for Rs.5 each underlying 8,473 ADRs pursuant to the DRL 2007 plan).